Document and Entity Information	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	DEFA14A
Amendment Flag	true
Entity Registrant Name	Heritage Global Inc.
Entity Central Index Key	0000849145
Amendment Description	This Supplement dated May 17, 2024 amends and supplements the Proxy Statement of Heritage Global Inc. (the “Company”) dated April 23, 2024 (the “Proxy Statement”), with the following information: Engagement of Proxy Solicitor In connection with our 2024 Annual Meeting of Stockholders to be held on June 5, 2024, the Company retained Okapi Partners LLC ("Okapi"), an independent proxy solicitation and advisory firm, to provide strategic advice and assist in soliciting proxies from certain stockholders on behalf of the Company. Okapi may solicit proxies by telephone, e-mail or other electronic means of communication or in person. The Company has agreed to pay Okapi a fee of up to $20,000, plus additional fees and expenses, for these services. In addition, the Company has agreed to indemnify Okapi and certain related persons against certain liabilities relating to or arising out of Okapi’s performance for these services. All costs of soliciting votes in connection with the Proxy Statement have been, or will be, paid by the Company. Important Information The Company has filed the definitive Proxy Statement with the Securities and Exchange Commission (the “SEC”) and has furnished to its stockholders the Proxy Statement in connection with the solicitation of proxies for its 2024 Annual Meeting of Stockholders. The Company advises its stockholders to read the Proxy Statement relating to the 2024 Annual Meeting, as amended and supplemented by this Supplement, because it contains important information. Stockholders may obtain a free copy of the Proxy Statement and other documents that the Company files with the SEC at the SEC’s website at www.sec.gov.